SHAREHOLDER EQUITY (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 24, 2026	Jan. 06, 2026	Jun. 26, 2025	Jun. 26, 2025	Apr. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 14, 2026
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized						10,000,000		10,000,000		10,000,000	10,000,000
Preferred stock, par value						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued						0		0		0	0
Preferred stock, shares outstanding						0		0		0	0
Common stock, shares authorized						250,000,000		250,000,000		250,000,000	250,000,000
Common stock, par value						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued						21,758,300		21,758,300		20,673,200	15,000,000
Common stock, shares outstanding						21,758,300		21,758,300		20,673,200	15,000,000
Common stock split, description			forward-split such that 25,000 shares of common stock became 15,000,000 shares of common stock	orward-split such that 25,000 shares of common stock became 15,000,000 shares of common stock
Shares new issues							111,780
Sold per share												$ 5.00
Proceeds from Issuance of Common Stock							$ 558,900	$ 4,456,942		$ 36,470
Deferred offering cost offset against additional paid in capital								249,888	0	1,452
Additional offering cost offset against additional paid in capital								$ 381,058	$ 381,058
Fair market value						$ 62,500	$ 525,001			$ 343,200
Warrant excercise price per share						$ 6.25		$ 6.25
Weighted average term								4 years 5 months 8 days
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued						117,500		117,500
Sold per share						$ 5.00		$ 5.00
Shares issued for services								6,000,000
Fair market value								$ 587,501
Fair market value, sold								$ 587,501
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues						695,820	271,780	288,342		48,200
Shares issued, price per share						$ 5.00		$ 5.00
Gross proceeds								$ 225,714
Proceeds from Issuance of Common Stock								1,441,710
Deferred offering cost offset against additional paid in capital								249,888
Legal fees								49,355		$ 192,703
Filing fees										43,185
Accounting fees										$ 14,000
Additional offering cost offset against additional paid in capital								381,058
Listing and filing fees								41,521
Offering advertising expenses								$ 64,468
Shares issued for services						12,500	105,000			5,720,000
Fair market value						$ 1	$ 11			$ 572
Previously shares issued for services										95,000
Shares issued for consideration										48,200
Shares issued for consideration										$ 36,465
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues	519,258	160,000
Shares issued, price per share		$ 5.00
Gross proceeds	$ 2,596,290	$ 800,000
Sold per share	$ 5.00
Common Stock [Member] | Private Placement [Member] | Mr Trawick [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues					3,196,737
Gross proceeds					$ 320,000
Sold per share					$ 0.10
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued						10,380		10,380
Fair market value								$ 28,375